Acquisition of Consumer Advances Portfolio (Tables)	12 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
Schedule Of Consumer Loan Portfolio and Related Intangible Assets
The total consideration was allocated as set forth below:

Consumer advances receivable	$50,014
Non-compete agreements	15,524
Favorable supplier relationships	14,220
Proprietary knowledge	2,280
Expense to settle pre-existing relationships with third-party lenders	36,820
Deferred tax liability	(2,524)
Total consideration	$116,334